Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Risk management assets		$ 171	$ 308
Financial liabilities		$ 3,361	$ 3,267
White Rock East And White Rock West Wind Power Projects
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW			300
Long-term wind energy sale – Canada
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired			49.00%
Long-term wind energy sale – Canada | Pembina
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired			37.70%
Long-term wind energy sale - Central US
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired			100.00%
Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW			300
Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW			380
Coal transportation – US | Minimum
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis in derivative, basis relationship, percent		80.00%
Sensitivity analysis in derivative, non-standard shape factors, percent		0.00%
Coal transportation – US | Maximum
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis in derivative, basis relationship, percent		120.00%
Sensitivity analysis in derivative, non-standard shape factors, percent		4.00%
Level III | Long-term contracts | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				$ 1
Level III | Long-term contracts | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative forward power prices, reasonable possible	$ 3
Level III | Long-term contracts | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative forward power prices, reasonable possible	(2)
Level III | Long-term contracts | Forward contract
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				$ 6
Increase (decrease) in derivative forward power prices, reasonable possible	$ (6)
Recurring fair value measurement | Level I
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ (13)	$ 12
Recurring fair value measurement | Level III
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		582	159		$ 686
Recurring fair value measurement | Level III | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		33	146
Recurring fair value measurement | Level III | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 615	$ 305